Payroll, staff and employee benefits obligations - Change in benefit obligations and plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligations and plan assets
Net benefit liabilities relating to assets held for sale			$ 145
Euro zone
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	60.00%
United Kingdom
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	19.00%
United States
Change in benefit obligations and plan assets
Contribution for the net pension liability in the balance sheet (as a percent)	18.00%
Pension benefits
Change in benefit obligations and plan assets
Balance at beginning of period	$ 2,707	$ 3,067
Balance at end of period	2,384	2,707	3,067
Unfunded status	2,356	2,667	3,041
Pension benefits and other benefits liabilities	2,545	2,877	2,948
Other non-current assets	(161)	(170)	(26)
Net benefit liabilities relating to assets held for sale			145
Pension benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	12,872	12,164	12,473
Current service cost	236	263	251
Interest cost (income)	296	320	373
Past service cost	(1)	239	(92)
Settlements	(141)	(1)
Plan participants' contributions	8	7	8
Benefits paid	(902)	(717)	(651)
Actuarial losses (gains)	(372)	(450)	762
Foreign currency translation and other	(495)	1,047	(960)
Balance at end of period	11,501	12,872	12,164
Of which plans entirely or partially funded	10,864	12,140	11,376
Of which plans not funded	637	732	788
Pension benefits | Plan assets
Change in benefit obligations and plan assets
Balance at beginning of period	(10,205)	(9,123)	(9,627)
Interest cost (income)	(261)	(256)	(307)
Settlements	129
Plan participants' contributions	(8)	(7)	(8)
Employer contributions	(417)	(171)	(130)
Benefits paid	778	591	538
Actuarial losses (gains)	424	(344)	(428)
Foreign currency translation and other	415	(895)	839
Balance at end of period	(9,145)	(10,205)	(9,123)
Pension benefits | Asset ceiling
Change in benefit obligations and plan assets
Balance at beginning of period	40	26
Balance at end of period	28	40	26
Other benefits
Change in benefit obligations and plan assets
Balance at beginning of period	705	648
Balance at end of period	669	705	648
Unfunded status	669	705	648
Pension benefits and other benefits liabilities	669	705	648
Other benefits | Benefit obligation
Change in benefit obligations and plan assets
Balance at beginning of period	705	648	627
Current service cost	14	16	13
Interest cost (income)	17	17	21
Past service cost	(2)	12
Benefits paid	(28)	(27)	(30)
Actuarial losses (gains)	(29)	(36)	37
Foreign currency translation and other	(8)	75	(20)
Balance at end of period	669	705	648
Of which plans not funded	$ 669	$ 705	$ 648